Shareholders Equity (Narrative) (Details) (EUR €)	2 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2001	Dec. 31, 1998	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2007	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2011	Jan. 29, 2004
Treasury Stock, Shares, Acquired	191,290	190,238
Treasury Stock, Value, Acquired, Par Value Method	€ 523,000	€ 649,000	€ 381,528
Employee Stock Option [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			0	500,000	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Exercise Price			€ 0		€ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			1,095,850	1,310,850	810,850				830,025
Plan 2 - 2007 [Member] | Employee Stock Option [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						504,088
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Exercise Price				1.91		€ 3.99
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value						1,731,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			414.588
Plan 3 - 2010 [Member] | Employee Stock Option [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										229,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						229,100
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Exercise Price						€ 2.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value						328,000
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsNonCashFinancialCharge			8,000	26,000	47,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				149,100
Plan 4 - 2012 [Member] | Employee Stock Option [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Exercise Price						€ 1.91
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value						660,000
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsNonCashFinancialCharge			128,000	327,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			436,250
Plan 2b - 2007 [Member] | Employee Stock Option [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							95,912
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Exercise Price								€ 1.88
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value						143,000
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsNonCashFinancialCharge			€ 4,000	15,000	€ 30,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			95.912